Capital Disclosures - Capital Management Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Funds From Operations [Abstract]
Cash flow from operating activities	$ 485,322	$ 325,208
Change in non-cash working capital	(39,448)	8,962
Asset retirement obligations settled	14,035	13,471
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	13,074	0
Adjusted funds flow	472,983	347,641
Net Debt [Abstract]
Bank loan - principal	520,700	212,138
Long-term notes - principal	1,583,240	1,474,184
Trade and other payables	258,114	144,542
Trade and other receivables	(111,564)	(112,844)
Net debt	2,265,167	1,734,284
Liquidity risk
Net Debt [Abstract]
Trade and other payables	258,114
Undrawn Credit Facilities and Net Debt Ratio [Abstract]
Available undrawn credit facilities	547,700	494,600
Cost
Net Debt [Abstract]
Bank loan - principal	522,294	213,376
Long-term notes - principal	$ 1,596,323	$ 1,489,210